Investments in affiliates (Summary of investments in affiliates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 261,483	$ 141,243
Investment Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	63,506	34,500
Operating Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 197,977	$ 106,743